Tigress [Member] Expense Example - Tigress - BLACKROCK LIQUID FEDERAL TRUST FUND - Tigress Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	66
Expense Example, with Redemption, 5 Years	119
Expense Example, with Redemption, 10 Years	$ 275